Stock-Based Compensation (Shares Reserved for Future Issuance) (Details) - shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock options outstanding	1,311,496	136,463
Employee stock purchase plan	5,462
Warrants	1,854,262
Total shares reserved	3,210,194
AmpliPhi Biosciences Corporation [Member]
Stock options outstanding		1,150,065	1,115,865	74,890
Employee stock purchase plan		46,472
Available for future grants under the Stock Incentive Plan		446,226
Warrants		26,961,187
Total shares reserved		28,603,950
C3J [Member]
Total shares reserved		825,225